File Number 2-28097
Amendment to the Statement of Additional Information
By Supplement or Sticker
Pursuant to Rule 497(e)

This information reflects changes to the Statement of Additional Information Section, "Fund Manager Arrangements" (page 32).

SUPPLEMENT TO THE ENTERPRISE GROUP OF FUNDS, INC. STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000.

This paragraph supersedes the "Name and Control Persons of the Fund Manager" paragraph for the Capital Appreciation Fund:

Marsico Capital Management, LLC ("Marsico"). Marsico has entered into an agreement with Bank of America Corp. who will acquire Marsico's 50% ownership.


August 18, 2000